Performance Management - CHANNING INTRINSIC VALUE SMALL-CAP FUND	Jun. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and a style-specific secondary index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Annual Total Return (years ended December 31st)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 10.78% during the quarter ended December 31, 2023 and the lowest return for a quarter was (16.30%) during the quarter ended June 30, 2022. The year to date return as of March 31, 2025 was (12.09%).

Year to Date Return, Label [Optional Text]	year to date return
Bar Chart, Year to Date Return	(12.09%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	10.78%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(16.30%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
	One Year	Since Inception (06/30/2021)
The Fund
Before Taxes	10.69%	3.02%
After Taxes on Distributions	10.57%	2.91%
After Taxes on Distributions and Sale of Fund Shares	6.41%	2.31%
Russell 3000 Total Return Index[1] (reflects no deduction for fees, expenses, or taxes)	23.81%	9.52%
Russell 2000 Value Total Return Index[1] (reflects no deduction for fees, expenses, or taxes)	8.05%	2.02%

[1]	The primary benchmark was changed from the Russell 2000® Value Total Return Index to the Russell 3000® Total Return Index because the latter is a broader-based market index. The Russell 2000® Value Total Return Index is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Current performance data may be obtained by calling (833) 565-1919.

Performance Availability Phone [Text]	(833) 565-1919